S-K 1606, De-SPAC Board Determination	Oct. 08, 2026
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

Interests of Certain Inflection Point Persons in the Business Combination

The Sponsor, Inflection Point Fund and Inflection Point’s officers and directors have interests in the Business Combination that are different from or in addition to (and which may conflict with) the interests of Inflection Point Unaffiliated Shareholders. Further, Inflection Point’s officers and directors have additional fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity, which are set forth in more detail in the section titled “Information Related to Inflection Point — Conflicts of Interest”. We believe there were no such opportunities that were not presented as a result of the existing fiduciary or contractual obligations of our officers and directors to other entities. The Inflection Point Board was aware of and considered these interests, among other matters, in evaluating and negotiating the Business Combination and Business Combination Agreement and in recommending to our shareholders that they vote in favor of the proposals to be presented at the extraordinary general meeting, including the Business Combination Proposal. Inflection Point’s shareholders should take these interests into account in deciding whether to approve the proposals presented at the extraordinary general meeting, including the Business Combination Proposal. These interests include, among other things:

•        The Sponsor purchased 7,666,667 Founder Shares for $25,000, or approximately $0.003 per share, in a private placement prior to the consummation of the IPO. The Sponsor is controlled by its managing member Cohen LLC. Inflection Point Fund has an economic interest in 3,000,000, or approximately 39.1%, of the shares of New Elroy Air Common Stock that will be received by the Sponsor upon conversion of Founder Shares held by the Sponsor. Michael Blitzer, Chairman of the Inflection Point Board, and Kevin Shannon, our Chief Executive Officer, are affiliates of Inflection Point Fund and have economic interests in Inflection Point Fund, including performance allocations, management fees and as limited partners. Mr. Blitzer has an economic interest in 729,130, or approximately 9.5%, of the shares of New Elroy Air Common Stock that will be received by the Sponsor upon conversion of Founder Shares held by the Sponsor. Mr. Shannon has an economic interest in 243,043, or approximately 3.2%, of the shares of New Elroy Air Common Stock that will be received by the Sponsor upon conversion of Founder Shares held by the Sponsor. Gary Quin, our President and a member of the Inflection Point Board, has an economic interest in 250,259, or approximately 3.3%, of the shares of New Elroy Air Common Stock that will be received by the Sponsor upon conversion of Founder Shares held by the Sponsor. Currently, approximately 667,000, or approximately 8.7%, of the shares of New Elroy Air Common Stock that will be received by the Sponsor upon conversion of Founder Shares held by the Sponsor are allocable to Cohen LLC. However, the allocation to Cohen LLC will not be finally and definitively determined until Closing. The 7,666,667 shares of New Elroy Air Common Stock that will be received by the Sponsor upon conversion of Founder Shares, if unrestricted and freely tradable, would have had an aggregate market value of approximately $77.2 million based on the closing price of $10.07 per Inflection Point Class A Ordinary Share on Nasdaq on October 6, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given that such shares of New Elroy Air Common Stock will be subject to lock-up restrictions, we believe such shares will have less value. In addition, in consideration for the Closing PIPE Investor’s Closing PIPE Investment, the Sponsor will transfer 501,649 shares of New Elroy Air Common Stock issued upon conversion of Founder Shares to the Closing PIPE Investor upon Closing.

•        The Sponsor purchased 265,000 Private Placement Units for $2,650,000, or $10.00 per Private Placement Unit, in a private placement that closed simultaneously with the IPO. The Sponsor is controlled by its managing member Cohen LLC. The 265,000 shares of New Elroy Air Common Stock that the Sponsor will receive upon conversion of such Private Placement Units, if unrestricted and freely tradable, would have had an aggregate market value of approximately $2.7 million based on the closing price of $10.07 per Inflection Point Class A Share on Nasdaq on October 6, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. The 88,333 New Elroy Air Warrants that the Sponsor will receive upon conversion of such Private Placement Units, if unrestricted and freely tradable, would have had an aggregate market value of approximately $0.0 million based on the closing price of $0.56 per Inflection Point Warrant on Nasdaq on October 6, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such securities will be subject to lock-up restrictions, we believe such securities will have less value. In addition, in consideration for the Closing PIPE Investor’s Closing PIPE Investment, the Sponsor will transfer all 265,000 shares of New Elroy Air Common Stock upon conversion of Inflection Point Class A Shares underlying Private Placement Units and all 88,333 New Elroy Air Warrants upon conversion of 88,333 Inflection Point Warrants underlying Private Placement Units to the Closing PIPE Investor upon Closing.

•        CCM, a division of CCS, which is an indirect subsidiary of Cohen LLC, purchased 320,000 Private Placement Units for an aggregate of $3,200,000, or $10.00 per Private Placement Unit, in a private placement that closed simultaneously with the IPO, using the $3,200,000 underwriting fee to which CCM was entitled in connection with the IPO. The 320,000 shares of New Elroy Air Common Stock that the Sponsor will receive upon conversion of such Private Placement Units, if unrestricted and freely tradable, would have had an aggregate market value of approximately $3.2 million based on the closing price of $10.07 per Inflection Point Class A Share on Nasdaq on October 6, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. The 106,667 New Elroy Air Warrants that the Sponsor will receive upon conversion of such Private Placement Units, if unrestricted and freely tradable, would have had an aggregate market value of approximately $0.1 million based on the closing price of $0.56 per Inflection Point Warrant on Nasdaq on October 6, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such securities will be subject to lock-up restrictions, we believe such securities will have less value. In addition, in consideration for the Closing PIPE Investor’s Closing PIPE Investment, CCM will transfer 183,351 shares of New Elroy Air Common Stock upon conversion of Inflection Point Class A Shares underlying Private Placement Units and 61,117 New Elroy Air Warrants upon conversion of 61,117 Inflection Point Warrants underlying Private Placement Units to the Closing PIPE Investor upon Closing.

•        Pursuant to the Business Combination Marketing Agreement, CCM, a division of CCS, which is an indirect subsidiary of Cohen LLC, is entitled to a cash fee upon the consummation of the Business Combination or another initial business combination of up to $7,840,000, consisting of (i) an amount equal to 3.2% of the gross proceeds from the sale of 20,000,000 Inflection Point Units in the IPO remaining in the Trust Account following Redemptions (up to $6,400,000), and (ii) 4.8% of the gross proceeds from the sale of 3,000,000 Inflection Point Units pursuant to the overallotment in the IPO remaining in the Trust Account following Redemption (up to $1,440,000).

•        CCM, a division of CCS, which is an indirect subsidiary of Cohen LLC, has been engaged to act as joint financial advisor and co-placement agent to us in connection with the Business Combination, whereby among other things, we committed to pay CCM a fee of $2.5 million for acting as joint financial advisor in connection with the Business Combination and a fee equal to 1.5% of the gross proceeds ($1.5 million) for acting as co-placement agent in the Closing PIPE Investment.

•        Given the differential in the purchase price that the Sponsor paid for the Founder Shares as compared to the price of the Inflection Point Class A Shares included in the Inflection Point Units sold in the IPO, the Sponsor may earn a positive rate of return on its investment even if the shares of New Elroy Air Common Stock trade below $10.00 per share and the Public Shareholders experience a negative rate of return following the Closing. Accordingly, the economic interests of the Sponsor diverge from the economic interests of Public Shareholders because the Sponsor will realize a gain on its investment from the completion of any business combination while Public Shareholders will realize a gain only if the post-closing trading price exceeds $10.00 per share.

•        The Sponsor, and therefore CCM, Cohen LLC, Inflection Point Fund and the other members of the Sponsor, will lose their entire investment in Inflection Point if we do not complete a business combination by February 12, 2028 (or if such date is extended at a duly called meeting of the Inflection Point shareholders, such later date). If we do not consummate a business combination by such date, as promptly as reasonably possible but not more than ten business days thereafter, we will cease all operations except for the purpose of winding up, redeem the Public Shares for a pro rata portion of the funds held in the Trust Account and subject to the approval of our remaining shareholders and the Inflection Point Board, liquidate and dissolve, in each case, subject to our obligations under Cayman Islands law to provide for the claims of creditors and the requirements of other applicable law. In such event, the 7,666,667 Founder Shares and 265,000 Private Placement Units owned by the Sponsor, and the 320,000 Private Placement Units owned by CCM, would be worthless because following the redemption of Public Shares, we would likely have few, if any, net assets and because the Sponsor has agreed to waive their rights to liquidating distributions from the Trust Account with respect to such shares if we fail to complete a business combination within the required period.

•        In exchange for the Pre-Funded Convertible Note and Pre-Funded Warrant it purchased for approximately $32.0 million, Inflection Point Fund will receive at the Closing, (i) a number of shares of Series A Preferred Stock equal to the quotient, rounded up to the nearest whole share, of (a) the total outstanding principal and outstanding accrued and unpaid interest on the Pre-Funded Convertible Note as of one day prior to Closing, divided by (b) $12.00, as may be adjusted pursuant to the terms and conditions of such Pre-Funded Convertible Note (approximately 3,245,741 shares of Series A Preferred Stock taking into account accrued interest through November 5, 2026; such number of shares of Series A Preferred Stock may increase prior to Closing due to additional accrued interest after such date) and (ii) a New Elroy Air Series A Warrant exercisable for 3,133,333 shares of New Elroy Air Common Stock.

•        The Sponsor and our officers and directors have agreed not to redeem any of the Founder Shares or Inflection Point Ordinary Shares held by them in connection with a shareholder vote to approve the Business Combination.

•        If the Trust Account is liquidated, the Sponsor has agreed to indemnify us to ensure that the proceeds in the Trust Account are not reduced below $10.00 per Public Share, or such lesser amount per Public Share as is in the Trust Account on the liquidation date, by the claims of prospective target businesses with which we have entered into an acquisition agreement or claims of any third party for services rendered or products sold to us, but only if such a vendor or target business has not executed a waiver of any and all rights to seek access to the Trust Account.

•        Our existing officers and directors will be eligible for continued indemnification and continued coverage under a directors’ and officers’ liability insurance policy for a period of six (6) years after the Business Combination.

•        The continuation of [•] as a director of the New Elroy Air Board following the Closing. As such, in the future he may receive any cash fees, stock options or stock awards that the New Elroy Air Board determines to pay to its directors.

•        In connection with the Closing, the Sponsor and our officers and directors would be entitled to the repayment of any outstanding working capital loan and advances that have been made to Inflection Point. In order to finance transaction costs in connection with a business combination, the Sponsor or certain of Inflection Point’s officers or directors may, but are not obligated to, loan Inflection Point funds as may be required (the “Working Capital Loans”). In the event that a business combination does not close, Inflection Point may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement units at $10.00 per unit at the option of the lender. The units would be identical to the Private Placement Units. As of the date of this proxy statement/prospectus, no such Working Capital Loans are outstanding.

•        Upon the Closing, subject to the terms and conditions of the Business Combination Agreement, the Sponsor, our officers and directors and their respective affiliates may be entitled to reimbursement for any reasonable out-of-pocket expenses related to identifying, investigating and consummating an initial business combination, and repayment of any other loans, if any, and on such terms as to be determined by us from time to time, made by the Sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination. As of the date of this proxy statement/prospectus, there are no out-of-pocket expenses to be reimbursed.

•        Pursuant to the A&R Registration Rights Agreement, our officers and directors, and the Sponsor and its members will have customary registration rights, including demand and piggy-back rights, subject to cooperation and cut-back provisions with respect to the New Elroy Air Common Stock held by such parties following the consummation of the Business Combination.

In addition, as a result of multiple business affiliations, our directors and officers have fiduciary, contractual or similar legal obligations to other entities, which may require our directors and officers to present a business combination opportunity to such other entity and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law. We believe, however, that there were no such corporate opportunities presented to our directors and officers which were not presented to Inflection Point, and therefore that our directors’ and officers’ additional fiduciary, contractual, or similar legal obligations to other entities did not impact our search for a business combination target. For more information, see “Information About Inflection Point — Conflicts of Interest.”